Cover Page	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Innoviz Technologies Ltd.
Entity Central Index Key	0001835654
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Country	IL
Entity Incorporation, State or Country Code	L3